Other Payables (Tables)	12 Months Ended
Dec. 31, 2017
Trade And Other Current Payables [Abstract]
Summary of Other Payables

	December 31
	2016	2017
	NT$	NT$
	(In Millions)
Accrued salary and compensation	$9,770	$9,748
Payables to contractors	2,396	2,058
Accrued compensation to employees and remuneration to directors and supervisors	2,015	1,949
Payables to equipment suppliers	1,623	1,690
Accrued franchise fees	1,326	1,248
Amounts collected for others	1,407	1,203
Accrued maintenance costs	1,062	1,081
Others	6,819	6,024
	$26,418	$25,001